DERIVATIVES - Fair Value Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other revenue
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	$ (4,610)	$ 1,278	$ 304
Gain (loss) on the hedged item in designated and qualifying fair value hedges	4,601	(1,278)	(304)
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	84	58	(68)
Net interest income
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	(5,425)	4,189	2,273
Gain (loss) on the hedged item in designated and qualifying fair value hedges	5,043	(4,537)	(2,085)
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	(9)	(23)	3
Interest rate hedges | Other revenue
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	0	0	0
Gain (loss) on the hedged item in designated and qualifying fair value hedges	0	0	0
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	0	0	0
Interest rate hedges | Net interest income
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	(5,425)	4,189	2,273
Gain (loss) on the hedged item in designated and qualifying fair value hedges	5,043	(4,537)	(2,085)
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	(9)	(23)	3
Foreign exchange contracts
Gain (loss) on fair value hedges
Cross-currency basis included in accumulated other comprehensive income	2	(23)
Foreign exchange contracts | Other revenue
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	(627)	1,442	337
Gain (loss) on the hedged item in designated and qualifying fair value hedges	628	(1,442)	(337)
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	79	(73)	(109)
Foreign exchange contracts | Net interest income
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	0	0	0
Gain (loss) on the hedged item in designated and qualifying fair value hedges	0	0	0
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	0	0	0
Commodity hedges | Other revenue
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	(3,983)	(164)	(33)
Gain (loss) on the hedged item in designated and qualifying fair value hedges	3,973	164	33
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	5	131	41
Commodity hedges | Net interest income
Gain (loss) on fair value hedges
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	0	0	0
Gain (loss) on the hedged item in designated and qualifying fair value hedges	0	0	0
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	$ 0	$ 0	$ 0